Note 13 - Convertible Debt and Derivative Valuation (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Convertible Debt [Table Text Block]
During the year ended December 31, 2018, the Company funded operations with borrowing on new convertible promissory notes and had other debentures due from 2017. This table presents the positions on the notes at December 31, 2018 and 2017.

Holder	Date of Loan	Loan amount	OID and discounts and fees	Interest rate	Conversions to shares	Conversion Dollars	Balance December 31, 2018	Balance December 31, 2017
Blackbridge Capital Growth Fund, LLC – Sold to L2 Capital	11-2-16	$100,000	$0	0%	5,419,670	$110270	$-	$92,525
Crown Bridge Partners, LLC	1-11-17	45,000	5,000	5%	2,447,952	57,339	$-	$39,021
Power Up Lending Group, Ltd	11-11-17	58,000	3,000	8%	2,556,528	59,815	$-	$58.000
Total		$203,000	$8,000				$-	$189,546
Debt discount on derivatives							-	2,310
Net total debentures							$-	$187,236
Power Up Lending Group Ltd - Redstart	5-7-18	$78,000	$3,000	8%	6,056,000	29,320	48,680
Power Up Lending Group Ltd - Redstart	7-6-18	68,000	3,000	8%	-	-	68,000
Power Up Lending Group Ltd - Redstart	8-24-18	73,000	3,000	8%	-	-	73,000

Totals and balances for 12-31-18		$219,000	$9,000				$189,680	-